Equity Narrative (Detail) (USD $)	0 Months Ended			12 Months Ended							12 Months Ended		0 Months Ended
	Jun. 27, 2013	Nov. 02, 2012	Dec. 12, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Preferred Stock	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Common Stock [Member]	Jun. 24, 2013 Common Class A [Member] Exchange offer [Member]	Jun. 24, 2013 Zoetis [Member]
Stockholders Equity Note [Line Items]
Amount of shares authorized in stock purchase plan, value	$ 10,000,000,000	$ 10,000,000,000	$ 10,000,000,000
Total shares repurchased, shares				563,000,000		349,000,000		459,000,000
Total cost of shares repurchased				16,290,000,000		8,228,000,000		9,000,000,000
Amount of remaining shares authorized in stock purchase plan, value				5,500,000,000
Series A convertible perpetual preferred stock, dividends rate											6.25%
Series A convertible perpetual preferred stock, per share stated value				$ 40,300
Series A convertible perpetual preferred stock, common stock shares when converted				2,574.87								2,000,000
Preferred ESOP held preferred shares with a stated value										33,000,000
Common ESOP, shares held												3,000,000
Company shares received in Exchange Offer													405,117,000.000
Noncash transaction sale of subsidiary common stock for company common stock				$ 11,408,000,000	[1]	$ 0	[1]	$ 0	[1]					$ 11,408,000,000

[1]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.